INTANGIBLE AND OTHER ASSETS - Narrative (Details) - CAD ($) $ in Millions		1 Months Ended			12 Months Ended
	Oct. 05, 2017	Nov. 30, 2018	Oct. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Capital projects in development					$ 1,051	$ 596
Reimbursement of costs related to capital projects in development					470	634	$ 0
Asset impairment charges					801	1,257	$ 1,388
Sundance A (expires 2017) | Energy
Finite-Lived Intangible Assets [Line Items]
Asset impairment charges				$ 92		211
Asset impairment charge, after tax				$ 68		155
Keystone XL
Finite-Lived Intangible Assets [Line Items]
Capital projects in development					$ 800	$ 0
Coastal GasLink pipeline project
Finite-Lived Intangible Assets [Line Items]
Reimbursement of costs related to capital projects in development		$ 470
Pacific Northwest LNG project
Finite-Lived Intangible Assets [Line Items]
Reimbursement of costs related to capital projects in development			$ 634
Energy East, Eastern Mainline and Upland projects
Finite-Lived Intangible Assets [Line Items]
Asset impairment charges	$ 1,153
Asset impairment charge, after tax	$ 870